Interest-Bearing Loans and Borrowings - Summary of Total Principal Amount Repurchased in the Tender Offer (Detail) - USD ($) $ in Millions	Dec. 03, 2024	Apr. 22, 2024
4.900% Notes due 2046 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW and ABC
Title of series of notes partially repurchased	4.90%
Notes Repurchased Maturity Period	Notes due 2046
Currency	USD
Original principal amount outstanding	$ 9,543
Principal amount repurchased	382
Principal amount not repurchased	$ 9,160
4.375% Notes due 2038 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	4.375%
Notes Repurchased Maturity Period	Notes due 2038
Currency	USD
Original principal amount outstanding	$ 1,500
Principal amount repurchased	965
Principal amount not repurchased	$ 535
4.625% Notes due 2044 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIFI
Title of series of notes partially repurchased	4.625%
Notes Repurchased Maturity Period	Notes due 2044
Currency	USD
Original principal amount outstanding	$ 850
Principal amount repurchased	225
Principal amount not repurchased	$ 625
4.350% Notes due 2040 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	4.35%
Notes Repurchased Maturity Period	Notes due 2040
Currency	USD
Original principal amount outstanding	$ 1,000
Principal amount repurchased	721
Principal amount not repurchased	$ 279
2.000% Notes due 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABISA
Title of series of notes partially repurchased	2.00%
Notes Repurchased Maturity Period	Notes due 2035
Currency	EUR
Original principal amount outstanding	$ 750
Principal amount repurchased	95
Principal amount not repurchased	$ 655
2.000% Notes due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase		Apr. 22, 2024
Issuer		ABISA
Title of series of notes partially repurchased		2.00%
Notes Repurchased Maturity Period		Notes due 2028
Currency		EUR
Original principal amount outstanding		$ 3,000
Principal amount repurchased		89
Principal amount not repurchased		$ 2,911
4.000% Notes due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase		Apr. 22, 2024
Issuer		ABIWW
Title of series of notes partially repurchased		4.00%
Notes Repurchased Maturity Period		Notes due 2028
Currency		USD
Original principal amount outstanding		$ 2,500
Principal amount repurchased		868
Principal amount not repurchased		$ 1,632
2.125% Notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase		Apr. 22, 2024
Issuer		ABISA
Title of series of notes partially repurchased		2.125%
Notes Repurchased Maturity Period		Notes due 2027
Currency		EUR
Original principal amount outstanding		$ 1,000
Principal amount repurchased		212
Principal amount not repurchased		$ 788
2.700% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase		Apr. 22, 2024
Issuer		ABISA
Title of series of notes partially repurchased		2.70%
Notes Repurchased Maturity Period		Notes due 2026
Currency		EUR
Original principal amount outstanding		$ 1,000
Principal amount repurchased		385
Principal amount not repurchased		$ 615
3.650% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase		Apr. 22, 2024
Issuer		ABIWW and ABC
Title of series of notes partially repurchased		3.65%
Notes Repurchased Maturity Period		Notes due 2026
Currency		USD
Original principal amount outstanding		$ 2,255
Principal amount repurchased		947
Principal amount not repurchased		$ 1,307
2.850% Notes due 2037 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABISA
Title of series of notes partially repurchased	2.85%
Notes Repurchased Maturity Period	Notes due 2037
Currency	GBP
Original principal amount outstanding	$ 248
Principal amount repurchased	92
Principal amount not repurchased	$ 156
3.750% Notes due 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	3.75%
Notes Repurchased Maturity Period	Notes due 2042
Currency	USD
Original principal amount outstanding	$ 350
Principal amount repurchased	21
Principal amount not repurchased	$ 329
4.600% Notes due 2060 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	4.60%
Notes Repurchased Maturity Period	Notes due 2060
Currency	USD
Original principal amount outstanding	$ 347
Principal amount repurchased	90
Principal amount not repurchased	$ 257
4.500% Notes due 2050 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	4.50%
Notes Repurchased Maturity Period	Notes due 2050
Currency	USD
Original principal amount outstanding	$ 1,102
Principal amount repurchased	146
Principal amount not repurchased	$ 956
4.600% Notes due 2048 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	4.60%
Notes Repurchased Maturity Period	Notes due 2048
Currency	USD
Original principal amount outstanding	$ 1,055
Principal amount repurchased	446
Principal amount not repurchased	$ 608
4.000% Notes due 2043 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIFI
Title of series of notes partially repurchased	4.00%
Notes Repurchased Maturity Period	Notes due 2043
Currency	USD
Original principal amount outstanding	$ 341
Principal amount repurchased	23
Principal amount not repurchased	$ 317
2.250% Notes due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABISA
Title of series of notes partially repurchased	2.25%
Notes Repurchased Maturity Period	Notes due 2029
Currency	GBP
Original principal amount outstanding	$ 337
Principal amount repurchased	104
Principal amount not repurchased	$ 232
4.750% Notes due 2058 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 03, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	4.75%
Notes Repurchased Maturity Period	Notes due 2058
Currency	USD
Original principal amount outstanding	$ 981
Principal amount repurchased	412
Principal amount not repurchased	$ 569